Average Annual Total Returns - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - FidelityTax-ExemptMoneyMarketFundFidelityTreasuryMoneyMarketFund-DailyMoneyComboPRO - Fidelity Treasury Money Market Fund - Fidelity Treasury Money Market Fund - Daily Money Class - Return Before Taxes
Dec. 30, 2024
Average Annual Return:
Past 1 year	4.48%
Past 5 years	1.47%
Past 10 years	0.88%